Investments in Associates	12 Months Ended
Dec. 31, 2017
Disclosure Of Significant Investments In Associates [Abstract]
Investments in Associates
12.	INVESTMENTS IN ASSOCIATES

In May 2015, the Corporation completed the spin-off of Diamond Game Enterprises, which it had purchased in February 2014 for approximately $25 million, through the initial public offering (the “Innova Offering”) of common shares of what was then known as Innova. The Innova Offering resulted in the Corporation receiving aggregate net proceeds of approximately CDN$34.1 million and maintaining ownership of approximately 40% of the issued and outstanding common shares of Innova.

During the year ended December 31, 2016, the Corporation recognized an impairment loss (classified in general and administrative expenses) of $4.21 million as a result of the significant and prolonged decline in the fair market value of the Innova common shares before the shares were reclassified. On October 28, 2016, the Corporation decided to pursue a potential disposition of its ownership in Innova. The investment was therefore reclassified to assets held for sale as of that date (see note 17).

During the year ended December 31, 2017, the Corporation acquired a 21.13% ownership interest in the fully diluted share capital of Mediarex Enterprises Limited (“Mediarex”). The Corporation recognized an impairment loss of $2.57million in respect of the Mediarex investment as a result of a significant decline in earnings and expected cash flows. The following table shows a reconciliation from the opening balance to the closing balance for investment in associates:

	Note	$000’s
Balance – January 1, 2016		10,734
Income included in net earnings from associates		623
Reclassified to long-term investments		(501)
Impairment loss included in general and administrative expenses	6	(4,206)
Translation		487
Reclassified to assets held for sale	17	(7,137)
Balance – December 31, 2016		—
Acquired during the year		2,569
Impairment loss included in net loss from associates		(2,569)
Balance – December 31, 2017		—

All associates are accounted for using the equity method in these consolidated financial statements as described in note 2.